PRINCIPAL ACCOUNTING POLICIES - Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Total revenues	¥ 340,221	$ 48,651	¥ 331,190	¥ 424,016
Remaining performance obligations	¥ 352,611
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
PRINCIPAL ACCOUNTING POLICIES
Remaining performance obligation, percentage	62.00%
Remaining performance obligation, Expected Timing of satisfaction, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
PRINCIPAL ACCOUNTING POLICIES
Remaining performance obligation, percentage	20.00%
Remaining performance obligation, Expected Timing of satisfaction, period	24 months
Corporate learning solutions
PRINCIPAL ACCOUNTING POLICIES
Total revenues	¥ 337,699		325,579	411,822
Subscription-based
PRINCIPAL ACCOUNTING POLICIES
Total revenues	¥ 317,380		301,796	347,829
Subscription-based | Minimum
PRINCIPAL ACCOUNTING POLICIES
Contract term	1 month	1 month
Subscription-based | Maximum
PRINCIPAL ACCOUNTING POLICIES
Contract term	5 years	5 years
Non-subscription-based
PRINCIPAL ACCOUNTING POLICIES
Total revenues	¥ 20,319		23,783	63,993
Others
PRINCIPAL ACCOUNTING POLICIES
Total revenues	¥ 2,522		¥ 5,611	¥ 12,194
Others | Minimum
PRINCIPAL ACCOUNTING POLICIES
Development phase period	6 months	6 months
Others | Maximum
PRINCIPAL ACCOUNTING POLICIES
Development phase period	11 months	11 months